CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	€ 3,422	€ 3,904
Property, plant and equipment	2,808	2,911
Derivative financial instruments	6	124
Deferred tax assets	184	259
Other non-current assets	21	20
Total non-current assets	6,441	7,218
Current assets
Inventories	1,128	1,125
Trade and other receivables	1,062	1,164
Derivative financial instruments	13	11
Cash and cash equivalents	686	776
Total current assets	2,889	3,076
TOTAL ASSETS	9,330	10,294
Equity attributable to owners of the parent
Other reserves	(325)	(329)
Retained earnings	(2,204)	(2,661)
Total equity attributable to owners of the parent	(2,529)	(2,990)
Non-controlling interest	(92)	2
TOTAL EQUITY	(2,621)	(2,988)
Non-current liabilities
Borrowings	8,400	9,699
Employee benefit obligations	831	905
Derivative financial instruments	251	0
Deferred tax liabilities	486	694
Provisions	37	57
Total non-current liabilities	10,005	11,355
Current liabilities
Borrowings	2	8
Interest payable	89	112
Derivative financial instruments	2	8
Trade and other payables	1,660	1,548
Income tax payable	135	182
Provisions	58	69
Total current liabilities	1,946	1,927
TOTAL LIABILITIES	11,951	13,282
TOTAL EQUITY and LIABILITIES	€ 9,330	€ 10,294